Income Tax Expense Continuing Operations - Schedule of Changes in Consolidated Deferred Income Taxes (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
(b) Within the Consolidated Statement of Changes in Equity:
(b) Within the Consolidated Statement of Changes in Equity, Deferred tax, Total	€ (5)	€ 12	€ 5
Income tax recognised outside the Consolidated Income Statement	(38)	15	(25)
Retirement Benefit Obligations [member]
(a) Within the Consolidated Statement of Comprehensive Income:
(a) Within the Consolidated Statement of Comprehensive Income, Deferred tax, Total	(33)	3	(30)
Share Option Exercise [Member]
(b) Within the Consolidated Statement of Changes in Equity:
Current tax - share option exercises	2
Share-based Payment Expense [Member]
(b) Within the Consolidated Statement of Changes in Equity:
(b) Within the Consolidated Statement of Changes in Equity, Deferred tax, Total	€ (7)	€ 12	€ 5